Deutsche Investment Management Americas, Inc.
One Beacon St.
Boston, MA 02108
December 19, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	DWS Value Series, Inc. (the "Registrant") File No. 811-05385

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant's Registration Statement on Form N-14 relating to the issuance of shares in connection with the merger of DWS Equity Income Fund, a series of DWS Value Equity Trust (File No. 811-01444), into the Registrant.

It is currently expected that a special meeting of the shareholders of the DWS Equity Income Fund will be held on March 27, 2009. Accordingly, we plan to mail the proxy materials to the DWS Equity Income Fund shareholders on or about February 5, 2009. To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by January 22, 2009, or as soon as practicable thereafter.

Please direct all of your question and/ or comments to the undersigned or to Laura McCollum at 617-295-3681.

Very truly yours,

/s/David A. Rozenson
David A. Rozenson
Director and Counsel
Deutsche Investment Management Americas, Inc.